Intangible Assets	12 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Intangible Assets	Intangible Assets

2023	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Supplier relationships £’000	Software - own work capitalised £’000	Total £’000
Cost
At 1 July 2022	£87,273	£798	£146	£120	£1,162	£89,499
Additions	—	5	—	—	—	5
On acquisition of subsidiary	23,985	—	—	—	—	23,985
Disposals	—	(142)	(140)	—	—	(282)
Effect of foreign exchange translations	(2,342)	(4)	(6)	—	(1)	(2,353)
At 30 June 2023	£108,916	£657	£—	£120	£1,161	£110,854

Amortisation
At 1 July 2022	£31,430	£740	£146	£64	£930	£33,310
Charge for the year	12,246	37	—	24	160	12,467
Disposals	—	(142)	(140)	—	—	(282)
Effect of foreign exchange translations	(845)	(4)	(6)	—	(2)	(857)
At 30 June 2023	£42,831	£631	£—	£88	£1,088	£44,638
Net book value
At 30 June 2023	£66,085	£26	£—	£32	£73	£66,216

2022	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Trade name £’000	Supplier relationships £’000	Software - own work capitalised £’000	Total £’000
Cost
At 1 July 2021	£80,623	£777	£128	£272	£120	£1,159	£83,079
Additions	—	4	—	—	—	—	4
On acquisition of subsidiary	1,240	9	—	—	—	—	1,249
Disposals	—	—	—	(272)	—	—	(272)
Effect of foreign exchange translations	5,410	8	18	—	—	3	5,439
At 30 June 2022	£87,273	£798	£146	£—	£120	£1,162	£89,499

Amortisation
At 1 July 2021	£19,251	£684	£128	£90	£40	£630	£20,823
Charge for the year	10,617	47	—	182	24	293	11,163
Disposals	—	—	—	(272)	—	—	(272)
Effect of foreign exchange translations	1,562	9	18	—	—	7	1,596
At 30 June 2022	£31,430	£740	£146	£—	£64	£930	£33,310
Net book value
At 30 June 2022	£55,843	£58	£—	£—	£56	£232	£56,189
.